CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02046428

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

1-15897

John T. Tubman
Vice President
Listing Qualifications
(212) 306-2442

July 25, 2002

Ms. Krista M. Hughes
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JUL 25 2002
1086

PROCESSED
JUL 31 2002
THOMSON FINANCIAL

Dear Ms. Hughes:

This is to certify that on July 25, 2002 the American Stock Exchange (the "Exchange") received from the iShares Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

iShares Lehman 1-3 Year Treasury Bond Fund
iShares Lehman 7-10 Year Treasury Bond Fund
iShares Lehman 20+ Year Treasury Bond Fund
iShares GS $ InvesTop Corporate Bond Fund

We further certify that the above-described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

John Tubman cc

cc: Herbert Scholl